Income Taxes, deferred tax valuation allowance (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred tax valuation allowance, rollfoward
Deferred tax assets, valuation allowance, current	$ 1,400,000
Deferred tax assets, valuation allowance, noncurrent	69,108,000	48,714,000
Deferred tax asset valuation allowance
Deferred tax valuation allowance, rollfoward
Balance at beginning of period	49,686,000	71,014,000	63,870,000
Charged to income tax expense	5,268,000	(28,511,000)	(293,000)
Charged to other accounts	15,548,000	7,183,000	7,437,000
Balance at end of period	$ 70,502,000	$ 49,686,000	$ 71,014,000